PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
PROPERTY AND EQUIPMENT

2. PROPERTY AND EQUIPMENT

Depreciation and amortization of property and equipment amounted to $15,837 for the three months ended November 30, 2014, $0 during the three months ended November 30, 2013, and is included in the accompanying consolidated statements of operations in selling, general and administrative expenses.

At November 30, 2014, property and equipment consists of the following:

NOV 2014
Computer equipment	$553,255
Software and Equipment	39,400
592,655
Accumulated depreciation	(410,911)
Net property and equipment	$181,744

2.	PROPERTY AND EQUIPMENT

Depreciation and amortization of property and equipment amounted to $14,819 for 2014, $63,836 and $64,011 during the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012, respectively, and is included in the accompanying consolidated statements of operations in selling, general and administrative expenses.

At August 31, 2014 and December 31, 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$567,196	$395,818
Software and Equipment	39,400	51,032
	606,596	446,850
Accumulated depreciation	(395,071)	(380,252)
Net property and equipment	$211,525	$66,598